Equity (Details Narrative) - USD ($)	Jun. 20, 2025	May 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 19, 2024
Class of Stock [Line Items]
Ordinary shares, divided		$ 50,000
Ordinary shares, shares authorized		50,000,000
Underwriters [Member]
Class of Stock [Line Items]
Number of shares issued	160,000
Stock price per share	$ 5.00
Over-Allotment Option [Member]
Class of Stock [Line Items]
Gross proceeds	$ 15,026,000
Other offering expenses	$ 13,683,920
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized		35,000,000	17,500,000,000	17,500,000,000
Ordinary shares, par value		$ 0.001	$ 0.000002	$ 0.000002	$ 0.00001
Ordinary shares, shares outstanding			12,255,200	9,250,000
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Number of shares issued	2,845,200
Stock price per share	$ 5.00
Gross proceeds	$ 15,000,000.0
Common Class A [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of shares issued	3,005,200
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized		15,000,000	7,500,000,000	7,500,000,000
Ordinary shares, par value		$ 0.001	$ 0.000002	$ 0.000002	$ 0.00001
Ordinary shares, shares outstanding			15,750,000	15,750,000